SCHEDULE OF NET INVESTMENT IN LEASES (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Sales-type Leases And Net Investment In Lease
Lease receivable	¥ 10,656	¥ 12,225
Unguaranteed residual asset
Net investment in the lease	10,656	12,225
Current portion	(4,604)	(4,171)
Long-term portion	¥ 6,052	¥ 8,054